Short-Term Loan	12 Months Ended
Dec. 31, 2023
Short-Term Loan [Abstract]
SHORT-TERM LOAN
NOTE 13:-	SHORT-TERM LOAN

a.	Composition:

	December 31,
	2023	2022
	USD in thousands
Short-term loan (1)-(8)	11,750	13,417
Accrued interest	128	15
	11,878	13,432

(1)	Loan received in July 2020, by Comsec Distribution (fully owned subsidiary), with an original principal amount of NIS 5,000 thousand $)1,452 thousand), bearing annual interest of Prime (Bank of Israel intrabank plus 1.5%) + 1.95%. and repayable in 24 instalments from July 2022. As of December 31, 2023 the remaining principal amount is $906 thousand.

(2)	Loan received in September 2021, by Comsec Ltd (fully owned subsidiary), with an original principal amount of NIS 980 thousand ($309 thousand), unlinked and bearing annual interest of Prime (Bank of Israel intrabank) + 1.5%. As of December 31, 2023 the remaining principal amount is $110 thousand.

(3)	Loan received in September 2021, by Comsec Ltd (fully owned subsidiary), with an original principal amount of NIS 6,000 thousand ($1,934 thousand) and repayable in two annual instalments from September 2023, linked and bearing annual interest of Prime (Bank of Israel intrabank plus 1.5%) + 1.95%. As of December 31, 2023 the remaining principal amount is $831 thousand.

(4)	Loan received in August 2022, by Aginix, a second-tier subsidiary, with an original principal amount of NIS 1,000 thousand ($274 thousand) and repayable in 10 instalments from June 2023. The loan bearing interest of 7.25%. As of December 31, 2023 the remaining principal amount is $118 thousand.

(5)	On-call loans received by Comsec, in an aggregate principal amount of NIS 34,106 thousand ($9,692 thousand). As of December 31, 2023 the remaining principal amount is $5,497 thousand.

(6)	Loan received in May 2023, by Qpoint, with an original principal amount of NIS 1,700 thousand ($469 thousand) and repayable in 12 instalments from June 2023. The loan bearing interest of Prime + 1.01%. As of December 31, 2023 the remaining principal amount is $380 thousand.

(7)	Loan received in January 2023, by HUB, in an aggregate principal amount of NIS 3,300 thousand ($900 thousand) and repayable in one instalment in January 2026 in an amount of $1,000 thousand. The loan bearing interest of 12%. As of December 31, 2023 the remaining principal amount is $1,041 thousand (including an interest of $112 thousand). The Company did not meet the repayment terms, therefore the loan is classified as short-term loan.

(8)	See information related to a loan received from Dominion in Note 20d.

Financial covenants:

In connection with bank loans whose balance as of December 31, 2023 approximates NIS 428 thousand ($118 thousand), the subsidiary, Aginix, has undertaken towards the lending bank to meet the following financial covenants: the subsidiary’s adjusted equity will not be lower than NIS 500 thousand and its ratio to balance sheet will not be lower than 10%.

In connection with bank loans whose balance as of December 31, 2023 approximates NIS 26,642 thousand ($7,345 thousand), the subsidiary, Comsec, has undertaken towards the lending bank to meet the following financial covenants: the subsidiary’s customer debt to on-call bank credit will not be lower than 1.2 and the ratio of long-term debt less cash to EBITDA will not be higher than 3.5 at all times.

As of December 31, 2023, the subsidiary, Comsec, is not in compliance with the above financial covenants therefore the loans are classified as a short term loans.

b.	As for collaterals and charges, see Note 22a below.